Taxes - Reconciliation of Expected Provision for Income Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%